U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21260

CM ADVISORS FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

805 Las Cimas Parkway, Suite 305, Austin, Texas 78746

(Address of Principal Executive Offices)

Linda J. Hoard

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, NC 27609

Registrant's Telephone Number, including Area Code: (512) 329-0050

Date of fiscal year end: February 28

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1 – Proxy Voting Record.

CM Advisors Fixed Income Fund:

										Acct / Group		Selected Acct. Groups
				CMFIX Fund Report						Countries		Selected Countries
										Meeting Range		01-Jul-2021 To 30-Jun-2022
										Vote Status		Voted

Agenda Number	Company Name	ISIN	Meeting Date	Meeting Type	Security ID	Ticker Symbol	Management Recommendation	Preferred IR Provider Recommendation	Proposed By	Proposal Long Text	Proposal Number	Recorded Vote

935462856	WELLS FARGO FUNDS TRUST	US94975H2967	24-Nov-2021	Special	94975H296	PISXX	For	For	Management	To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC.	1	For

935462856	WELLS FARGO FUNDS TRUST	US94975H2967	24-Nov-2021	Special	94975H296	PISXX	For	For	Management	To consider and approve a new investment sub-advisory agreement with Wells Fargo Funds Management, LLC.	2	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisors Family of Funds

By:        /s/ James D. Brilliant

James D. Brilliant, President

(Principal Executive Officer)

Date:        August 1, 2022